Document and Entity Information	12 Months Ended
Sep. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 30, 2013
Registrant Name	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	0000773757
Amendment Flag	false
Document Creation Date	Aug 28, 2013
Document Effective Date	Sep 1, 2013
Prospectus Date	Sep 1, 2013

Columbia Bond Fund
Summary of the Fund
Investment Objective
Columbia Bond Fund (the Fund) seeks current income, consistent with minimal fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 24 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Bond Fund	Class A		Class B		Class C		Class I	Class R	Class R4	Class R5	Class T		Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%		none		none		none	none	none	none	4.75%		none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	1.00%	[1]	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Bond Fund		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class T	Class W	Class Y	Class Z
Management fees		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	none	0.25%	none	none
Other expenses	[1]	0.30%	0.30%	0.30%	0.10%	0.30%	0.30%	0.15%	0.45%	0.30%	0.10%	0.30%
Total annual Fund operating expenses		0.98%	1.73%	1.73%	0.53%	1.23%	0.73%	0.58%	0.88%	0.98%	0.53%	0.73%
Less: Fee waivers and/or expense reimbursements	[2]	(0.01%)	(0.01%)	(0.01%)	none	(0.01%)	(0.01%)	none	(0.01%)	(0.01%)	none	(0.01%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		0.97%	1.72%	1.72%	0.53%	1.22%	0.72%	0.58%	0.87%	0.97%	0.53%	0.72%
[1]	Other expenses for Class A, Class B, Class C, Class R, Class T, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.97% for Class A, 1.72% for Class B, 1.72% for Class C, 0.57% for Class I, 1.22% for Class R, 0.72% for Class R4, 0.62% for Class R5, 0.87% for Class T, 0.97% for Class W, 0.57% for Class Y and 0.72% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	569	771	990	1,618
Class B	675	844	1,138	1,842
Class C	275	544	938	2,040
Class I	54	170	296	665
Class R	124	389	675	1,488
Class R4	74	232	405	906
Class R5	59	186	324	726
Class T	560	741	939	1,507
Class W	99	311	541	1,200
Class Y	54	170	296	665
Class Z	74	232	405	906

Expense Example, No Redemption Columbia Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	569	771	990	1,618
Class B	175	544	938	1,842
Class C	175	544	938	2,040
Class I	54	170	296	665
Class R	124	389	675	1,488
Class R4	74	232	405	906
Class R5	59	186	324	726
Class T	560	741	939	1,507
Class W	99	311	541	1,200
Class Y	54	170	296	665
Class Z	74	232	405	906

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% (119% excluding mortgage dollar rolls) of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined to be of comparable quality. The Fund may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).

The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The selection of debt obligations is the primary decision in building the investment portfolio.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading  Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Interest Rate  Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk, Market Risk and Interest Rate Risk.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment  Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, Rule 144A companies can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. After-tax returns are shown for Class Z shares because Class Z (or its predecessor share class) is the oldest share class of the Fund.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year

[1]	Year to Date return as of June 30, 2013: -2.98%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 4.55% Worst 2nd Quarter 2004 -2.26%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Bond Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class Z	Jan 9, 1986	5.89%	6.11%	5.21%
Class Z returns after taxes on distributions	Jan 9, 1986	4.20%	4.38%	3.51%
Class Z returns after taxes on distributions and sale of Fund shares	Jan 9, 1986	4.29%	4.26%	3.49%
Class A	Mar 31, 2008	0.63%	4.81%	4.43%
Class B	Mar 7, 2011	(0.16%)	4.72%	4.17%
Class C	Mar 31, 2008	3.99%	5.10%	4.21%
Class I	Sep 27, 2010	5.98%	6.14%	5.23%
Class R	Nov 16, 2011	5.37%	5.44%	4.52%
Class R4	Nov 8, 2012	5.88%	6.11%	5.21%
Class R5	Nov 8, 2012	5.89%	6.11%	5.21%
Class T	Mar 7, 2011	0.73%	4.93%	4.54%
Class W	Sep 27, 2010	5.71%	5.87%	4.96%
Class Y	Jul 15, 2009	5.98%	6.16%	5.24%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		4.21%	5.95%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Sep 1, 2013
Columbia Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Bond Fund (the Fund) seeks current income, consistent with minimal fluctuation of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 24 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% (119% excluding mortgage dollar rolls) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	221.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 24 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class R4 and Class R5 are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class R, Class T, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined to be of comparable quality. The Fund may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).

The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The selection of debt obligations is the primary decision in building the investment portfolio.

		The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading  Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Interest Rate  Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk, Market Risk and Interest Rate Risk.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment  Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, Rule 144A companies can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

		U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. After-tax returns are shown for Class Z shares because Class Z (or its predecessor share class) is the oldest share class of the Fund.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. Class Z share performance is shown in the bar chart because Class Z (or its predecessor share class) is the oldest share class of the Fund. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 4.55% Worst 2nd Quarter 2004 -2.26%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class Z shares and will vary for other share classes.
Columbia Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.97%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	569
3 years	rr_ExpenseExampleYear03	771
5 years	rr_ExpenseExampleYear05	990
10 years	rr_ExpenseExampleYear10	1,618
1 year	rr_ExpenseExampleNoRedemptionYear01	569
3 years	rr_ExpenseExampleNoRedemptionYear03	771
5 years	rr_ExpenseExampleNoRedemptionYear05	990
10 years	rr_ExpenseExampleNoRedemptionYear10	1,618
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	4.43%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Columbia Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.73%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.72%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year	rr_ExpenseExampleYear01	675
3 years	rr_ExpenseExampleYear03	844
5 years	rr_ExpenseExampleYear05	1,138
10 years	rr_ExpenseExampleYear10	1,842
1 year	rr_ExpenseExampleNoRedemptionYear01	175
3 years	rr_ExpenseExampleNoRedemptionYear03	544
5 years	rr_ExpenseExampleNoRedemptionYear05	938
10 years	rr_ExpenseExampleNoRedemptionYear10	1,842
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2011
Columbia Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.73%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.72%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	275
3 years	rr_ExpenseExampleYear03	544
5 years	rr_ExpenseExampleYear05	938
10 years	rr_ExpenseExampleYear10	2,040
1 year	rr_ExpenseExampleNoRedemptionYear01	175
3 years	rr_ExpenseExampleNoRedemptionYear03	544
5 years	rr_ExpenseExampleNoRedemptionYear05	938
10 years	rr_ExpenseExampleNoRedemptionYear10	2,040
1 Year	rr_AverageAnnualReturnYear01	3.99%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	4.21%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Columbia Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.53%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	665
1 year	rr_ExpenseExampleNoRedemptionYear01	54
3 years	rr_ExpenseExampleNoRedemptionYear03	170
5 years	rr_ExpenseExampleNoRedemptionYear05	296
10 years	rr_ExpenseExampleNoRedemptionYear10	665
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.23%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	389
5 years	rr_ExpenseExampleYear05	675
10 years	rr_ExpenseExampleYear10	1,488
1 year	rr_ExpenseExampleNoRedemptionYear01	124
3 years	rr_ExpenseExampleNoRedemptionYear03	389
5 years	rr_ExpenseExampleNoRedemptionYear05	675
10 years	rr_ExpenseExampleNoRedemptionYear10	1,488
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2011
Columbia Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	232
5 years	rr_ExpenseExampleYear05	405
10 years	rr_ExpenseExampleYear10	906
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	232
5 years	rr_ExpenseExampleNoRedemptionYear05	405
10 years	rr_ExpenseExampleNoRedemptionYear10	906
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.58%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.58%
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
1 year	rr_ExpenseExampleNoRedemptionYear01	59
3 years	rr_ExpenseExampleNoRedemptionYear03	186
5 years	rr_ExpenseExampleNoRedemptionYear05	324
10 years	rr_ExpenseExampleNoRedemptionYear10	726
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.87%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	560
3 years	rr_ExpenseExampleYear03	741
5 years	rr_ExpenseExampleYear05	939
10 years	rr_ExpenseExampleYear10	1,507
1 year	rr_ExpenseExampleNoRedemptionYear01	560
3 years	rr_ExpenseExampleNoRedemptionYear03	741
5 years	rr_ExpenseExampleNoRedemptionYear05	939
10 years	rr_ExpenseExampleNoRedemptionYear10	1,507
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	4.54%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 7, 2011
Columbia Bond Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	311
5 years	rr_ExpenseExampleYear05	541
10 years	rr_ExpenseExampleYear10	1,200
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	311
5 years	rr_ExpenseExampleNoRedemptionYear05	541
10 years	rr_ExpenseExampleNoRedemptionYear10	1,200
1 Year	rr_AverageAnnualReturnYear01	5.71%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	4.96%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.53%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	665
1 year	rr_ExpenseExampleNoRedemptionYear01	54
3 years	rr_ExpenseExampleNoRedemptionYear03	170
5 years	rr_ExpenseExampleNoRedemptionYear05	296
10 years	rr_ExpenseExampleNoRedemptionYear10	665
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	232
5 years	rr_ExpenseExampleYear05	405
10 years	rr_ExpenseExampleYear10	906
1 year	rr_ExpenseExampleNoRedemptionYear01	74
3 years	rr_ExpenseExampleNoRedemptionYear03	232
5 years	rr_ExpenseExampleNoRedemptionYear05	405
10 years	rr_ExpenseExampleNoRedemptionYear10	906
2003	rr_AnnualReturn2003	4.63%	[6]
2004	rr_AnnualReturn2004	4.71%	[6]
2005	rr_AnnualReturn2005	2.30%	[6]
2006	rr_AnnualReturn2006	4.02%	[6]
2007	rr_AnnualReturn2007	5.98%	[6]
2008	rr_AnnualReturn2008	1.43%	[6]
2009	rr_AnnualReturn2009	9.59%	[6]
2010	rr_AnnualReturn2010	6.55%	[6]
2011	rr_AnnualReturn2011	7.25%	[6]
2012	rr_AnnualReturn2012	5.89%	[6]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.26%)
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 9, 1986
Columbia Bond Fund | returns after taxes on distributions | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	4.38%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 9, 1986
Columbia Bond Fund | returns after taxes on distributions and sale of Fund shares | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.29%
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	3.49%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 9, 1986
Columbia Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class R, Class T, Class W, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.97% for Class A, 1.72% for Class B, 1.72% for Class C, 0.57% for Class I, 1.22% for Class R, 0.72% for Class R4, 0.62% for Class R5, 0.87% for Class T, 0.97% for Class W, 0.57% for Class Y and 0.72% for Class Z.
[4]	This charge decreases over time.
[5]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
[6]	Year to Date return as of June 30, 2013: -2.98%

Columbia Corporate Income Fund
Summary of the Fund
Investment Objective
Columbia Corporate Income Fund (the Fund) seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Corporate Income Fund	Class A		Class B		Class C		Class I	Class R4	Class R5	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Corporate Income Fund		Class A	Class B	Class C	Class I	Class R4	Class R5	Class W	Class Y	Class Z
Management fees		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	none	0.25%	none	none
Other expenses	[1]	0.29%	0.29%	0.29%	0.10%	0.29%	0.15%	0.29%	0.10%	0.29%
Total annual Fund operating expenses		0.97%	1.72%	1.72%	0.53%	0.72%	0.58%	0.97%	0.53%	0.72%
Less: Fee waivers and/or expense reimbursements	[2]	(0.01%)	(0.01%)	(0.01%)	none	(0.01%)	none	(0.01%)	none	(0.01%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		0.96%	1.71%	1.71%	0.53%	0.71%	0.58%	0.96%	0.53%	0.71%
[1]	Other expenses for Class A, Class B, Class C, Class W, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4, Class R5 and Class Y are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.96% for Class A, 1.71% for Class B, 1.71% for Class C, 0.58% for Class I, 0.71% for Class R4, 0.63% for Class R5, 0.96% for Class W, 0.58% for Class Y and 0.71% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Corporate Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	568	768	985	1,607
Class B	674	841	1,132	1,831
Class C	274	541	932	2,029
Class I	54	170	296	665
Class R4	73	229	400	894
Class R5	59	186	324	726
Class W	98	308	535	1,189
Class Y	54	170	296	665
Class Z	73	229	400	894

Expense Example, No Redemption Columbia Corporate Income Fund (USD $)	1 year	3 years	5 years	10 years
Class A	568	768	985	1,607
Class B	174	541	932	1,831
Class C	174	541	932	2,029
Class I	54	170	296	665
Class R4	73	229	400	894
Class R5	59	186	324	726
Class W	98	308	535	1,189
Class Y	54	170	296	665
Class Z	73	229	400	894

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined to be of comparable quality. The Fund may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). Under normal circumstances, the Fund’s average effective duration will be between three and ten years.

The Fund may invest in derivatives for both hedging and non-hedging purposes, including interest rate futures for hedging purposes. The Fund also may invest in private placements.

The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading  Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Interest Rate  Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment  Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, Rule 144A companies can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’ s ability to dispose of the security.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year

[1]	Year to Date return as of June 30, 2013: -2.28%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 14.15% Worst 3rd Quarter 2008 -7.67%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Corporate Income Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Jul 31, 2000	5.22%	7.22%	6.05%
Class A returns after taxes on distributions	Jul 31, 2000	3.46%	5.24%	4.09%
Class A returns after taxes on distributions and sale of Fund shares	Jul 31, 2000	3.49%	4.98%	3.99%
Class B	Jul 15, 2002	4.63%	7.16%	5.78%
Class C	Jul 15, 2002	8.79%	7.62%	5.94%
Class I	Sep 27, 2010	10.90%	8.59%	6.89%
Class R4	Nov 8, 2012	10.71%	8.53%	6.86%
Class R5	Nov 8, 2012	10.72%	8.53%	6.86%
Class W	Sep 27, 2010	10.43%	8.27%	6.60%
Class Y	Nov 8, 2012	10.83%	8.55%	6.87%
Class Z	Mar 5, 1986	10.72%	8.53%	6.86%
Blended Benchmark (85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index)(reflects no deductions for fees, expenses or taxes)		10.65%	8.26%	6.95%
Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)		9.82%	7.87%	6.33%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Sep 1, 2013
Columbia Corporate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Corporate Income Fund (the Fund) seeks total return, consisting primarily of current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class R4, Class R5 and Class Y are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class W, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined to be of comparable quality. The Fund may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). Under normal circumstances, the Fund’s average effective duration will be between three and ten years.

The Fund may invest in derivatives for both hedging and non-hedging purposes, including interest rate futures for hedging purposes. The Fund also may invest in private placements.

The Fund may invest in U.S. Government obligations, asset-backed securities and mortgage-backed securities. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

		The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading  Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Interest Rate  Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment  Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, Rule 144A companies can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’ s ability to dispose of the security.

		U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 14.15% Worst 3rd Quarter 2008 -7.67%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia Corporate Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.97%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.96%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	568
3 years	rr_ExpenseExampleYear03	768
5 years	rr_ExpenseExampleYear05	985
10 years	rr_ExpenseExampleYear10	1,607
1 year	rr_ExpenseExampleNoRedemptionYear01	568
3 years	rr_ExpenseExampleNoRedemptionYear03	768
5 years	rr_ExpenseExampleNoRedemptionYear05	985
10 years	rr_ExpenseExampleNoRedemptionYear10	1,607
2003	rr_AnnualReturn2003	11.54%	[4]
2004	rr_AnnualReturn2004	5.66%	[4]
2005	rr_AnnualReturn2005	1.93%	[4]
2006	rr_AnnualReturn2006	4.27%	[4]
2007	rr_AnnualReturn2007	1.45%	[4]
2008	rr_AnnualReturn2008	(10.91%)	[4]
2009	rr_AnnualReturn2009	28.25%	[4]
2010	rr_AnnualReturn2010	8.68%	[4]
2011	rr_AnnualReturn2011	8.45%	[4]
2012	rr_AnnualReturn2012	10.44%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.67%)
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05	7.22%
10 Years	rr_AverageAnnualReturnYear10	6.05%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Columbia Corporate Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.72%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.71%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year	rr_ExpenseExampleYear01	674
3 years	rr_ExpenseExampleYear03	841
5 years	rr_ExpenseExampleYear05	1,132
10 years	rr_ExpenseExampleYear10	1,831
1 year	rr_ExpenseExampleNoRedemptionYear01	174
3 years	rr_ExpenseExampleNoRedemptionYear03	541
5 years	rr_ExpenseExampleNoRedemptionYear05	932
10 years	rr_ExpenseExampleNoRedemptionYear10	1,831
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	7.16%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2002
Columbia Corporate Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.72%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.71%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	274
3 years	rr_ExpenseExampleYear03	541
5 years	rr_ExpenseExampleYear05	932
10 years	rr_ExpenseExampleYear10	2,029
1 year	rr_ExpenseExampleNoRedemptionYear01	174
3 years	rr_ExpenseExampleNoRedemptionYear03	541
5 years	rr_ExpenseExampleNoRedemptionYear05	932
10 years	rr_ExpenseExampleNoRedemptionYear10	2,029
1 Year	rr_AverageAnnualReturnYear01	8.79%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	5.94%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2002
Columbia Corporate Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.53%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	665
1 year	rr_ExpenseExampleNoRedemptionYear01	54
3 years	rr_ExpenseExampleNoRedemptionYear03	170
5 years	rr_ExpenseExampleNoRedemptionYear05	296
10 years	rr_ExpenseExampleNoRedemptionYear10	665
1 Year	rr_AverageAnnualReturnYear01	10.90%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	6.89%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Corporate Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	229
5 years	rr_ExpenseExampleYear05	400
10 years	rr_ExpenseExampleYear10	894
1 year	rr_ExpenseExampleNoRedemptionYear01	73
3 years	rr_ExpenseExampleNoRedemptionYear03	229
5 years	rr_ExpenseExampleNoRedemptionYear05	400
10 years	rr_ExpenseExampleNoRedemptionYear10	894
1 Year	rr_AverageAnnualReturnYear01	10.71%
5 Years	rr_AverageAnnualReturnYear05	8.53%
10 Years	rr_AverageAnnualReturnYear10	6.86%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Corporate Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.58%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.58%
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
1 year	rr_ExpenseExampleNoRedemptionYear01	59
3 years	rr_ExpenseExampleNoRedemptionYear03	186
5 years	rr_ExpenseExampleNoRedemptionYear05	324
10 years	rr_ExpenseExampleNoRedemptionYear10	726
1 Year	rr_AverageAnnualReturnYear01	10.72%
5 Years	rr_AverageAnnualReturnYear05	8.53%
10 Years	rr_AverageAnnualReturnYear10	6.86%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Corporate Income Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.97%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	308
5 years	rr_ExpenseExampleYear05	535
10 years	rr_ExpenseExampleYear10	1,189
1 year	rr_ExpenseExampleNoRedemptionYear01	98
3 years	rr_ExpenseExampleNoRedemptionYear03	308
5 years	rr_ExpenseExampleNoRedemptionYear05	535
10 years	rr_ExpenseExampleNoRedemptionYear10	1,189
1 Year	rr_AverageAnnualReturnYear01	10.43%
5 Years	rr_AverageAnnualReturnYear05	8.27%
10 Years	rr_AverageAnnualReturnYear10	6.60%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Corporate Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.53%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	665
1 year	rr_ExpenseExampleNoRedemptionYear01	54
3 years	rr_ExpenseExampleNoRedemptionYear03	170
5 years	rr_ExpenseExampleNoRedemptionYear05	296
10 years	rr_ExpenseExampleNoRedemptionYear10	665
1 Year	rr_AverageAnnualReturnYear01	10.83%
5 Years	rr_AverageAnnualReturnYear05	8.55%
10 Years	rr_AverageAnnualReturnYear10	6.87%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Corporate Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	73
3 years	rr_ExpenseExampleYear03	229
5 years	rr_ExpenseExampleYear05	400
10 years	rr_ExpenseExampleYear10	894
1 year	rr_ExpenseExampleNoRedemptionYear01	73
3 years	rr_ExpenseExampleNoRedemptionYear03	229
5 years	rr_ExpenseExampleNoRedemptionYear05	400
10 years	rr_ExpenseExampleNoRedemptionYear10	894
1 Year	rr_AverageAnnualReturnYear01	10.72%
5 Years	rr_AverageAnnualReturnYear05	8.53%
10 Years	rr_AverageAnnualReturnYear10	6.86%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 1986
Columbia Corporate Income Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Columbia Corporate Income Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.49%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Columbia Corporate Income Fund | Blended Benchmark (85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index)(reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	8.26%
10 Years	rr_AverageAnnualReturnYear10	6.95%
Columbia Corporate Income Fund | Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	6.33%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class W, and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4, Class R5 and Class Y are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.96% for Class A, 1.71% for Class B, 1.71% for Class C, 0.58% for Class I, 0.71% for Class R4, 0.63% for Class R5, 0.96% for Class W, 0.58% for Class Y and 0.71% for Class Z.
[4]	Year to Date return as of June 30, 2013: -2.28%
[5]	This charge decreases over time.
[6]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Columbia Intermediate Bond Fund
Summary of the Fund
Investment Objective
Columbia Intermediate Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 24 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Intermediate Bond Fund	Class A		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.25%		none		none		none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	3.00%	[2]	1.00%	[3]	none	none	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Intermediate Bond Fund		Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees		0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%	none	none	0.25%	none	none
Other expenses	[1]	0.28%	0.28%	0.28%	0.09%	0.39%	0.28%	0.28%	0.14%	0.28%	0.09%	0.28%
Total annual Fund operating expenses		0.94%	1.69%	1.69%	0.50%	0.80%	1.19%	0.69%	0.55%	0.94%	0.50%	0.69%
Less: Fee waivers and/or expense reimbursements	[2]	(0.09%)	(0.09%)	(0.09%)	none	none	(0.09%)	(0.09%)	none	(0.09%)	none	(0.09%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		0.85%	1.60%	1.60%	0.50%	0.80%	1.10%	0.60%	0.55%	0.85%	0.50%	0.60%
[1]	Other expenses for Class A, Class B, Class C, Class R, Class W and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class K, Class R4, Class R5 and Class Y are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.50% for Class I, 0.80% for Class K, 1.10% for Class R, 0.60% for Class R4, 0.55% for Class R5, 0.85% for Class W, 0.50% for Class Y and 0.60% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Intermediate Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	409	606	820	1,434
Class B	463	724	909	1,791
Class C	263	524	909	1,990
Class I	51	160	280	628
Class K	82	255	444	990
Class R	112	369	646	1,435
Class R4	61	212	375	850
Class R5	56	176	307	689
Class W	87	291	511	1,146
Class Y	51	160	280	628
Class Z	61	212	375	850

Expense Example, No Redemption Columbia Intermediate Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A	409	606	820	1,434
Class B	163	524	909	1,791
Class C	163	524	909	1,990
Class I	51	160	280	628
Class K	82	255	444	990
Class R	112	369	646	1,435
Class R4	61	212	375	850
Class R5	56	176	307	689
Class W	87	291	511	1,146
Class Y	51	160	280	628
Class Z	61	212	375	850

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 239% (205% excluding mortgage dollar rolls) of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined to be of comparable quality.

The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “ junk bonds”).

While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest in derivatives, including futures, forwards, mortgage backed securities in the “to be announced” (TBA) market, options and swap contracts. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The selection of debt obligations is the primary decision in building the investment portfolio.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading  Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Interest Rate  Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment  Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, Rule 144A companies can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class K shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available.
Any share class that does not have available performance would have annual returns substantially similar to those of Class Z shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year

[1]	Year to Date return as of June 30, 2013: -2.62%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 8.13% Worst 3rd Quarter 2008 -5.30%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Intermediate Bond Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Jul 31, 2000	3.63%	5.80%	5.19%
Class A returns after taxes on distributions	Jul 31, 2000	2.04%	4.08%	3.45%
Class A returns after taxes on distributions and sale of Fund shares	Jul 31, 2000	2.48%	3.94%	3.40%
Class B	Feb 1, 2002	3.30%	5.70%	4.91%
Class C	Feb 1, 2002	5.46%	5.86%	5.07%
Class I	Sep 27, 2010	7.57%	6.84%	6.00%
Class R	Jan 23, 2006	6.83%	6.23%	5.44%
Class R4	Nov 8, 2012	7.35%	6.76%	5.96%
Class R5	Nov 8, 2012	7.36%	6.76%	5.96%
Class W	Sep 27, 2010	7.15%	6.55%	5.76%
Class Y	Nov 8, 2012	7.37%	6.76%	5.96%
Class Z	Dec 5, 1978	7.36%	6.76%	5.96%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		4.21%	5.95%	5.18%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Sep 1, 2013
Columbia Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Intermediate Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 24 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 239% (205% excluding mortgage dollar rolls) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	239.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 24 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class K, Class R4, Class R5 and Class Y are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class R, Class W and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined to be of comparable quality.

The Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “ junk bonds”).

While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest in derivatives, including futures, forwards, mortgage backed securities in the “to be announced” (TBA) market, options and swap contracts. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The selection of debt obligations is the primary decision in building the investment portfolio.

		The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Frequent Trading  Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Interest Rate  Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating, securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or by its agencies, authorities, enterprises or instrumentalities, which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Reinvestment  Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, Rule 144A companies can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

		U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class K shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available.
Any share class that does not have available performance would have annual returns substantially similar to those of Class Z shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class K shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 8.13% Worst 3rd Quarter 2008 -5.30%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia Intermediate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.94%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.85%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	409
3 years	rr_ExpenseExampleYear03	606
5 years	rr_ExpenseExampleYear05	820
10 years	rr_ExpenseExampleYear10	1,434
1 year	rr_ExpenseExampleNoRedemptionYear01	409
3 years	rr_ExpenseExampleNoRedemptionYear03	606
5 years	rr_ExpenseExampleNoRedemptionYear05	820
10 years	rr_ExpenseExampleNoRedemptionYear10	1,434
2003	rr_AnnualReturn2003	9.23%	[4]
2004	rr_AnnualReturn2004	4.62%	[4]
2005	rr_AnnualReturn2005	2.15%	[4]
2006	rr_AnnualReturn2006	4.34%	[4]
2007	rr_AnnualReturn2007	4.36%	[4]
2008	rr_AnnualReturn2008	(6.03%)	[4]
2009	rr_AnnualReturn2009	18.82%	[4]
2010	rr_AnnualReturn2010	7.64%	[4]
2011	rr_AnnualReturn2011	6.42%	[4]
2012	rr_AnnualReturn2012	7.09%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.30%)
1 Year	rr_AverageAnnualReturnYear01	3.63%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.19%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Columbia Intermediate Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	3.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.69%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year	rr_ExpenseExampleYear01	463
3 years	rr_ExpenseExampleYear03	724
5 years	rr_ExpenseExampleYear05	909
10 years	rr_ExpenseExampleYear10	1,791
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	524
5 years	rr_ExpenseExampleNoRedemptionYear05	909
10 years	rr_ExpenseExampleNoRedemptionYear10	1,791
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
Columbia Intermediate Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.69%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	263
3 years	rr_ExpenseExampleYear03	524
5 years	rr_ExpenseExampleYear05	909
10 years	rr_ExpenseExampleYear10	1,990
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	524
5 years	rr_ExpenseExampleNoRedemptionYear05	909
10 years	rr_ExpenseExampleNoRedemptionYear10	1,990
1 Year	rr_AverageAnnualReturnYear01	5.46%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	5.07%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2002
Columbia Intermediate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.50%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	160
5 years	rr_ExpenseExampleNoRedemptionYear05	280
10 years	rr_ExpenseExampleNoRedemptionYear10	628
1 Year	rr_AverageAnnualReturnYear01	7.57%
5 Years	rr_AverageAnnualReturnYear05	6.84%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Intermediate Bond Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.80%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	990
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	255
5 years	rr_ExpenseExampleNoRedemptionYear05	444
10 years	rr_ExpenseExampleNoRedemptionYear10	990
Columbia Intermediate Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.19%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	369
5 years	rr_ExpenseExampleYear05	646
10 years	rr_ExpenseExampleYear10	1,435
1 year	rr_ExpenseExampleNoRedemptionYear01	112
3 years	rr_ExpenseExampleNoRedemptionYear03	369
5 years	rr_ExpenseExampleNoRedemptionYear05	646
10 years	rr_ExpenseExampleNoRedemptionYear10	1,435
1 Year	rr_AverageAnnualReturnYear01	6.83%
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 23, 2006
Columbia Intermediate Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.69%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	212
5 years	rr_ExpenseExampleYear05	375
10 years	rr_ExpenseExampleYear10	850
1 year	rr_ExpenseExampleNoRedemptionYear01	61
3 years	rr_ExpenseExampleNoRedemptionYear03	212
5 years	rr_ExpenseExampleNoRedemptionYear05	375
10 years	rr_ExpenseExampleNoRedemptionYear10	850
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	6.76%
10 Years	rr_AverageAnnualReturnYear10	5.96%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Intermediate Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.55%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	689
1 year	rr_ExpenseExampleNoRedemptionYear01	56
3 years	rr_ExpenseExampleNoRedemptionYear03	176
5 years	rr_ExpenseExampleNoRedemptionYear05	307
10 years	rr_ExpenseExampleNoRedemptionYear10	689
1 Year	rr_AverageAnnualReturnYear01	7.36%
5 Years	rr_AverageAnnualReturnYear05	6.76%
10 Years	rr_AverageAnnualReturnYear10	5.96%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Intermediate Bond Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.94%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	291
5 years	rr_ExpenseExampleYear05	511
10 years	rr_ExpenseExampleYear10	1,146
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	291
5 years	rr_ExpenseExampleNoRedemptionYear05	511
10 years	rr_ExpenseExampleNoRedemptionYear10	1,146
1 Year	rr_AverageAnnualReturnYear01	7.15%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Intermediate Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.50%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	160
5 years	rr_ExpenseExampleNoRedemptionYear05	280
10 years	rr_ExpenseExampleNoRedemptionYear10	628
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	6.76%
10 Years	rr_AverageAnnualReturnYear10	5.96%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Intermediate Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.41%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.69%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	212
5 years	rr_ExpenseExampleYear05	375
10 years	rr_ExpenseExampleYear10	850
1 year	rr_ExpenseExampleNoRedemptionYear01	61
3 years	rr_ExpenseExampleNoRedemptionYear03	212
5 years	rr_ExpenseExampleNoRedemptionYear05	375
10 years	rr_ExpenseExampleNoRedemptionYear10	850
1 Year	rr_AverageAnnualReturnYear01	7.36%
5 Years	rr_AverageAnnualReturnYear05	6.76%
10 Years	rr_AverageAnnualReturnYear10	5.96%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 5, 1978
Columbia Intermediate Bond Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Columbia Intermediate Bond Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.48%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
Columbia Intermediate Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class R, Class W and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class K, Class R4, Class R5 and Class Y are based on estimated amounts for the Fund's current fiscal year.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.50% for Class I, 0.80% for Class K, 1.10% for Class R, 0.60% for Class R4, 0.55% for Class R5, 0.85% for Class W, 0.50% for Class Y and 0.60% for Class Z.
[4]	Year to Date return as of June 30, 2013: -2.62%
[5]	This charge decreases over time.
[6]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Columbia Small Cap Value Fund I
Summary of the Fund
Investment Objective
Columbia Small Cap Value Fund I (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Small Cap Value Fund I	Class A		Class B		Class C		Class I	Class R	Class R4	Class R5	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Small Cap Value Fund I		Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Y	Class Z
Management fees		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	none	none
Other expenses	[1]	0.33%	0.33%	0.33%	0.12%	0.33%	0.33%	0.17%	0.12%	0.33%
Total annual Fund operating expenses		1.32%	2.07%	2.07%	0.86%	1.57%	1.07%	0.91%	0.86%	1.07%
[1]	Other expenses for Class A, Class B, Class C, Class R, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Small Cap Value Fund I (USD $)	1 year	3 years	5 years	10 years
Class A	702	969	1,257	2,074
Class B	710	949	1,314	2,208
Class C	310	649	1,114	2,400
Class I	88	274	477	1,061
Class R	160	496	855	1,867
Class R4	109	340	590	1,306
Class R5	93	290	504	1,120
Class Y	88	274	477	1,061
Class Z	109	340	590	1,306

Expense Example, No Redemption Columbia Small Cap Value Fund I (USD $)	1 year	3 years	5 years	10 years
Class A	702	969	1,257	2,074
Class B	210	649	1,114	2,208
Class C	210	649	1,114	2,400
Class I	88	274	477	1,061
Class R	160	496	855	1,867
Class R4	109	340	590	1,306
Class R5	93	290	504	1,120
Class Y	88	274	477	1,061
Class Z	109	340	590	1,306

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index (the Index) at the time of purchase (between $87 million and $3.72 billion as of July 31, 2013), that the Fund’s investment manager believes are undervalued.

The Fund may invest up to 20% of its total assets in foreign securities.

The investment manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Because the Fund’s portfolio managers may invest significantly in the financial services sector, the Fund may be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries.

Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year

[1]	Year to Date return as of June 30, 2013: 14.26%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 20.59% Worst 4th Quarter 2008 -24.09%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia Small Cap Value Fund I	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Jul 25, 1986	4.71%	1.97%	8.72%
Class A returns after taxes on distributions	Jul 25, 1986	4.01%	1.34%	7.78%
Class A returns after taxes on distributions and sale of Fund shares	Jul 25, 1986	3.95%	1.56%	7.49%
Class B	Nov 9, 1992	5.25%	2.08%	8.55%
Class C	Jan 15, 1996	9.27%	2.41%	8.55%
Class I	Sep 27, 2010	11.63%	3.40%	9.48%
Class R	Sep 27, 2010	10.84%	2.95%	9.11%
Class R4	Nov 8, 2012	11.18%	3.20%	9.38%
Class R5	Nov 8, 2012	11.19%	3.20%	9.38%
Class Y	Jul 15, 2009	11.59%	3.50%	9.53%
Class Z	Jul 31, 1995	11.38%	3.44%	9.65%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		18.05%	3.55%	9.50%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Sep 1, 2013
Columbia Small Cap Value Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Small Cap Value Fund I (the Fund) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 18 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	other expenses for Class R4 and Class R5 are based on estimated amounts for the Fund’s current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class R, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index (the Index) at the time of purchase (between $87 million and $3.72 billion as of July 31, 2013), that the Fund’s investment manager believes are undervalued.

The Fund may invest up to 20% of its total assets in foreign securities.

		The investment manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Because the Fund’s portfolio managers may invest significantly in the financial services sector, the Fund may be more susceptible to the particular risks of the financial services sector than if the Fund were invested in a wider variety of companies in unrelated industries.

Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.

		Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 20.59% Worst 4th Quarter 2008 -24.09%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia Small Cap Value Fund I | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	702
3 years	rr_ExpenseExampleYear03	969
5 years	rr_ExpenseExampleYear05	1,257
10 years	rr_ExpenseExampleYear10	2,074
1 year	rr_ExpenseExampleNoRedemptionYear01	702
3 years	rr_ExpenseExampleNoRedemptionYear03	969
5 years	rr_ExpenseExampleNoRedemptionYear05	1,257
10 years	rr_ExpenseExampleNoRedemptionYear10	2,074
2003	rr_AnnualReturn2003	39.41%	[3]
2004	rr_AnnualReturn2004	22.81%	[3]
2005	rr_AnnualReturn2005	5.27%	[3]
2006	rr_AnnualReturn2006	19.28%	[3]
2007	rr_AnnualReturn2007	(2.63%)	[3]
2008	rr_AnnualReturn2008	(28.23%)	[3]
2009	rr_AnnualReturn2009	24.44%	[3]
2010	rr_AnnualReturn2010	25.72%	[3]
2011	rr_AnnualReturn2011	(6.24%)	[3]
2012	rr_AnnualReturn2012	11.11%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.09%)
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	8.72%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 1986
Columbia Small Cap Value Fund I | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year	rr_ExpenseExampleYear01	710
3 years	rr_ExpenseExampleYear03	949
5 years	rr_ExpenseExampleYear05	1,314
10 years	rr_ExpenseExampleYear10	2,208
1 year	rr_ExpenseExampleNoRedemptionYear01	210
3 years	rr_ExpenseExampleNoRedemptionYear03	649
5 years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 years	rr_ExpenseExampleNoRedemptionYear10	2,208
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	8.55%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 9, 1992
Columbia Small Cap Value Fund I | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.07%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	310
3 years	rr_ExpenseExampleYear03	649
5 years	rr_ExpenseExampleYear05	1,114
10 years	rr_ExpenseExampleYear10	2,400
1 year	rr_ExpenseExampleNoRedemptionYear01	210
3 years	rr_ExpenseExampleNoRedemptionYear03	649
5 years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 years	rr_ExpenseExampleNoRedemptionYear10	2,400
1 Year	rr_AverageAnnualReturnYear01	9.27%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	8.55%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 1996
Columbia Small Cap Value Fund I | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
1 year	rr_ExpenseExampleNoRedemptionYear01	88
3 years	rr_ExpenseExampleNoRedemptionYear03	274
5 years	rr_ExpenseExampleNoRedemptionYear05	477
10 years	rr_ExpenseExampleNoRedemptionYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	11.63%
5 Years	rr_AverageAnnualReturnYear05	3.40%
10 Years	rr_AverageAnnualReturnYear10	9.48%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Small Cap Value Fund I | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%
1 year	rr_ExpenseExampleYear01	160
3 years	rr_ExpenseExampleYear03	496
5 years	rr_ExpenseExampleYear05	855
10 years	rr_ExpenseExampleYear10	1,867
1 year	rr_ExpenseExampleNoRedemptionYear01	160
3 years	rr_ExpenseExampleNoRedemptionYear03	496
5 years	rr_ExpenseExampleNoRedemptionYear05	855
10 years	rr_ExpenseExampleNoRedemptionYear10	1,867
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	9.11%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia Small Cap Value Fund I | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	590
10 years	rr_ExpenseExampleYear10	1,306
1 year	rr_ExpenseExampleNoRedemptionYear01	109
3 years	rr_ExpenseExampleNoRedemptionYear03	340
5 years	rr_ExpenseExampleNoRedemptionYear05	590
10 years	rr_ExpenseExampleNoRedemptionYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	11.18%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	9.38%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Small Cap Value Fund I | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.91%
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,120
1 year	rr_ExpenseExampleNoRedemptionYear01	93
3 years	rr_ExpenseExampleNoRedemptionYear03	290
5 years	rr_ExpenseExampleNoRedemptionYear05	504
10 years	rr_ExpenseExampleNoRedemptionYear10	1,120
1 Year	rr_AverageAnnualReturnYear01	11.19%
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	9.38%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia Small Cap Value Fund I | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
1 year	rr_ExpenseExampleNoRedemptionYear01	88
3 years	rr_ExpenseExampleNoRedemptionYear03	274
5 years	rr_ExpenseExampleNoRedemptionYear05	477
10 years	rr_ExpenseExampleNoRedemptionYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	11.59%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	9.53%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 15, 2009
Columbia Small Cap Value Fund I | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	590
10 years	rr_ExpenseExampleYear10	1,306
1 year	rr_ExpenseExampleNoRedemptionYear01	109
3 years	rr_ExpenseExampleNoRedemptionYear03	340
5 years	rr_ExpenseExampleNoRedemptionYear05	590
10 years	rr_ExpenseExampleNoRedemptionYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	11.38%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	9.65%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1995
Columbia Small Cap Value Fund I | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 1986
Columbia Small Cap Value Fund I | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.95%
5 Years	rr_AverageAnnualReturnYear05	1.56%
10 Years	rr_AverageAnnualReturnYear10	7.49%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 25, 1986
Columbia Small Cap Value Fund I | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses for Class A, Class B, Class C, Class R, Class Y and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 are based on estimated amounts for the Fund's current fiscal year.
[3]	Year to Date return as of June 30, 2013: 14.26%
[4]	This charge decreases over time.
[5]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Columbia U.S. Treasury Index Fund
Summary of the Fund
Investment Objective
Columbia U.S. Treasury Index Fund (the Fund) seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 17 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia U.S. Treasury Index Fund	Class A	Class B		Class C		Class I	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%	none		none		none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	none	5.00%	[1]	1.00%	[2]	none	none	none	none
[1]	This charge decreases over time.
[2]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia U.S. Treasury Index Fund		Class A	Class B	Class C	Class I	Class R5	Class W	Class Z
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	0.25%	none
Other expenses	[1]	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Total annual Fund operating expenses		0.66%	1.41%	1.41%	0.41%	0.41%	0.66%	0.41%
Less: Fee waivers and/or expense reimbursements	[2]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		0.45%	1.20%	1.20%	0.20%	0.20%	0.45%	0.20%
[1]	Other expenses for Class R5 are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.45% for Class A, 1.20% for Class B, 1.20% for Class C, 0.20% for Class I, 0.20% for Class R5, 0.45% for Class W and 0.20% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia U.S. Treasury Index Fund (USD $)	1 year	3 years	5 years	10 years
Class A	519	656	805	1,239
Class B	622	726	951	1,468
Class C	222	426	751	1,673
Class I	20	110	209	497
Class R5	20	110	209	497
Class W	46	190	347	803
Class Z	20	110	209	497

Expense Example, No Redemption Columbia U.S. Treasury Index Fund (USD $)	1 year	3 years	5 years	10 years
Class A	519	656	805	1,239
Class B	122	426	751	1,468
Class C	122	426	751	1,673
Class I	20	110	209	497
Class R5	20	110	209	497
Class W	46	190	347	803
Class Z	20	110	209	497

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that comprise the Citigroup Bond U.S. Treasury Index (the Index). The Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $5 billion and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Index. Securities in the Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

In seeking to match the performance of the Index, before fees and expenses, the investment manager attempts to allocate the Fund’s assets among securities in the Index. The Fund will not hold all of the securities in the Index.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Index Risk.  The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, it may not always be fully invested. The Fund also bears advisory, administrative and other expenses and transaction costs in trading securities, which the index does not bear. Accordingly, the Fund's performance will likely fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

Interest Rate  Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods.

Tracking Error Risk. The Fund will not track its benchmark index perfectly and the Fund may not outperform the index. The tools that the Investment Manager uses to replicate the index are not perfect and the Fund’s performance may be impacted by the size of the Fund’s portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Year by Year Total Return (%) as of December 31 Each Year

[1]	Year to Date return as of June 30, 2013: -2.24%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2008 8.75% Worst 2nd Quarter 2004 -3.27%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Average Annual Total Returns Columbia U.S. Treasury Index Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Nov 25, 2002	(3.33%)	3.95%	3.73%
Class A returns after taxes on distributions	Nov 25, 2002	(4.35%)	2.73%	2.39%
Class A returns after taxes on distributions and sale of Fund shares	Nov 25, 2002	(1.84%)	2.71%	2.41%
Class B	Nov 25, 2002	(4.12%)	3.83%	3.46%
Class C	Nov 25, 2002	(0.07%)	4.33%	3.62%
Class I	Sep 27, 2010	1.76%	5.22%	4.49%
Class R5	Nov 8, 2012	1.76%	5.22%	4.49%
Class W	Jun 18, 2012	1.41%	4.76%	4.03%
Class Z	Jun 4, 1991	1.76%	5.22%	4.49%
Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)		1.97%	5.34%	4.73%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Sep 1, 2013
Columbia U.S. Treasury Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia U.S. Treasury Index Fund (the Fund) seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 17 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary, in the Choosing a Share Class section beginning on page 17 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class R5 are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities that comprise the Citigroup Bond U.S. Treasury Index (the Index). The Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $5 billion and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Index. Securities in the Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

		In seeking to match the performance of the Index, before fees and expenses, the investment manager attempts to allocate the Fund’s assets among securities in the Index. The Fund will not hold all of the securities in the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Index Risk.  The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, it may not always be fully invested. The Fund also bears advisory, administrative and other expenses and transaction costs in trading securities, which the index does not bear. Accordingly, the Fund's performance will likely fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

Interest Rate  Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods.

Tracking Error Risk. The Fund will not track its benchmark index perfectly and the Fund may not outperform the index. The tools that the Investment Manager uses to replicate the index are not perfect and the Fund’s performance may be impacted by the size of the Fund’s portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

		U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with benchmark performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2008 8.75% Worst 2nd Quarter 2004 -3.27%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia U.S. Treasury Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.66%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	519
3 years	rr_ExpenseExampleYear03	656
5 years	rr_ExpenseExampleYear05	805
10 years	rr_ExpenseExampleYear10	1,239
1 year	rr_ExpenseExampleNoRedemptionYear01	519
3 years	rr_ExpenseExampleNoRedemptionYear03	656
5 years	rr_ExpenseExampleNoRedemptionYear05	805
10 years	rr_ExpenseExampleNoRedemptionYear10	1,239
2003	rr_AnnualReturn2003	1.63%	[3]
2004	rr_AnnualReturn2004	2.85%	[3]
2005	rr_AnnualReturn2005	2.24%	[3]
2006	rr_AnnualReturn2006	2.51%	[3]
2007	rr_AnnualReturn2007	8.55%	[3]
2008	rr_AnnualReturn2008	13.57%	[3]
2009	rr_AnnualReturn2009	(4.01%)	[3]
2010	rr_AnnualReturn2010	5.41%	[3]
2011	rr_AnnualReturn2011	9.18%	[3]
2012	rr_AnnualReturn2012	1.51%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.27%)
1 Year	rr_AverageAnnualReturnYear01	(3.33%)
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	3.73%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2002
Columbia U.S. Treasury Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year	rr_ExpenseExampleYear01	622
3 years	rr_ExpenseExampleYear03	726
5 years	rr_ExpenseExampleYear05	951
10 years	rr_ExpenseExampleYear10	1,468
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	426
5 years	rr_ExpenseExampleNoRedemptionYear05	751
10 years	rr_ExpenseExampleNoRedemptionYear10	1,468
1 Year	rr_AverageAnnualReturnYear01	(4.12%)
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2002
Columbia U.S. Treasury Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.41%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.20%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year of purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	222
3 years	rr_ExpenseExampleYear03	426
5 years	rr_ExpenseExampleYear05	751
10 years	rr_ExpenseExampleYear10	1,673
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	426
5 years	rr_ExpenseExampleNoRedemptionYear05	751
10 years	rr_ExpenseExampleNoRedemptionYear10	1,673
1 Year	rr_AverageAnnualReturnYear01	(0.07%)
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	3.62%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2002
Columbia U.S. Treasury Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.41%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.20%
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	110
5 years	rr_ExpenseExampleYear05	209
10 years	rr_ExpenseExampleYear10	497
1 year	rr_ExpenseExampleNoRedemptionYear01	20
3 years	rr_ExpenseExampleNoRedemptionYear03	110
5 years	rr_ExpenseExampleNoRedemptionYear05	209
10 years	rr_ExpenseExampleNoRedemptionYear10	497
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 27, 2010
Columbia U.S. Treasury Index Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.41%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.20%
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	110
5 years	rr_ExpenseExampleYear05	209
10 years	rr_ExpenseExampleYear10	497
1 year	rr_ExpenseExampleNoRedemptionYear01	20
3 years	rr_ExpenseExampleNoRedemptionYear03	110
5 years	rr_ExpenseExampleNoRedemptionYear05	209
10 years	rr_ExpenseExampleNoRedemptionYear10	497
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 8, 2012
Columbia U.S. Treasury Index Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.66%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	190
5 years	rr_ExpenseExampleYear05	347
10 years	rr_ExpenseExampleYear10	803
1 year	rr_ExpenseExampleNoRedemptionYear01	46
3 years	rr_ExpenseExampleNoRedemptionYear03	190
5 years	rr_ExpenseExampleNoRedemptionYear05	347
10 years	rr_ExpenseExampleNoRedemptionYear10	803
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	4.03%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 2012
Columbia U.S. Treasury Index Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.41%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.20%
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	110
5 years	rr_ExpenseExampleYear05	209
10 years	rr_ExpenseExampleYear10	497
1 year	rr_ExpenseExampleNoRedemptionYear01	20
3 years	rr_ExpenseExampleNoRedemptionYear03	110
5 years	rr_ExpenseExampleNoRedemptionYear05	209
10 years	rr_ExpenseExampleNoRedemptionYear10	497
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 1991
Columbia U.S. Treasury Index Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.35%)
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2002
Columbia U.S. Treasury Index Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.84%)
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	2.41%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2002
Columbia U.S. Treasury Index Fund | Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.97%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	4.73%

[1]	Other expenses for Class R5 are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.45% for Class A, 1.20% for Class B, 1.20% for Class C, 0.20% for Class I, 0.20% for Class R5, 0.45% for Class W and 0.20% for Class Z.
[3]	Year to Date return as of June 30, 2013: -2.24%
[4]	This charge decreases over time.
[5]	This charge applies to redemptions within one year of purchase, with certain limited exceptions.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Sep 1, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2013